Net Loss Per Share - Summary of Diluted Net Loss Per Share Attributable To Common Shareholders (Details) - shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	13,118,582	10,753,880
Redeemable convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share		5,983,339
Warrants to purchase redeemable convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share		3,194,756
Warrants to purchase common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	10,411,641
Options to purchase common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	2,706,941	1,575,785